Right of Use Assets (Details) - Schedule of Right of Use Assets - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Non-current assets
Balance at the start of the financial year	$ 105,594	$ 175,992
Amortisation expense	(70,395)	(70,398)
Balance at the end of the financial year	$ 35,199	$ 105,594